Reserves for unpaid losses and loss adjustment expenses - FY (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of consolidated beginning and ending reserves for unpaid losses and loss adjustment expenses [Roll Forward]
Net reserves for unpaid losses and loss adjustment expenses, beginning of period	$ 124,126	$ 91,970	$ 91,970	$ 56,589	$ 37,672
Incurred losses and loss adjustment expenses [Abstract]
Current year	60,392	36,172	51,434	42,620	30,991
Prior years	(8,866)	(8,524)	(9,196)	(1,512)	(2,101)
Total net losses and loss adjustment expenses incurred	51,526	27,648	42,238	41,108	28,890
Payments [Abstract]
Current year	2,260	1,275	2,226	1,907	2,086
Prior years	21,693	12,208	7,856	3,820	7,887
Total payments	23,953	13,483	10,082	5,727	9,973
Net reserves for unpaid losses and loss adjustment expenses, end of period	175,995	114,722	124,126	91,970	56,589
Reinsurance recoverable on unpaid losses	77,463	87,369	95,503	70,240	39,776
Gross reserves for unpaid losses and loss adjustment expenses, end of period	$ 253,458	$ 202,091	$ 219,629	$ 162,210	$ 96,365